Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	American Funds Retirement Income Portfolio Series
Entity Central Index Key	0001640102
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2020
Document Effective Date	Jun. 30, 2020
Prospectus Date	Jan. 01, 2020
American Funds 2010 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDMMX
American Funds 2010 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	DJTFX
American Funds 2010 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHATX
American Funds 2010 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEAX
American Funds 2010 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBATX
American Funds 2010 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAATX
American Funds 2010 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCATX
American Funds 2010 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFTTX
American Funds 2010 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REATX
American Funds 2010 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDATX
American Funds 2010 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCATX
American Funds 2010 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBATX
American Funds 2010 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAATX
American Funds 2010 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAATX
American Funds 2015 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDQMX
American Funds 2015 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FDBTX
American Funds 2015 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHBTX
American Funds 2015 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEJX
American Funds 2015 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBBTX
American Funds 2015 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAKTX
American Funds 2015 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCBTX
American Funds 2015 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFJTX
American Funds 2015 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBJTX
American Funds 2015 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAJTX
American Funds 2015 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AABTX
American Funds 2015 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REJTX
American Funds 2015 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDBTX
American Funds 2015 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCJTX
American Funds 2020 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDAMX
American Funds 2020 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCCTX
American Funds 2020 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHCTX
American Funds 2020 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEHX
American Funds 2020 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBCTX
American Funds 2020 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAOTX
American Funds 2020 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCCTX
American Funds 2020 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RRCTX
American Funds 2020 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RECTX
American Funds 2020 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDCTX
American Funds 2020 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCCTX
American Funds 2020 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBCTX
American Funds 2020 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RACTX
American Funds 2020 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AACTX
American Funds 2025 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDLMX
American Funds 2025 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FDDTX
American Funds 2025 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHDTX
American Funds 2025 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEDX
American Funds 2025 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBDTX
American Funds 2025 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAPTX
American Funds 2025 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCDTX
American Funds 2025 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFDTX
American Funds 2025 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REDTX
American Funds 2025 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDDTX
American Funds 2025 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCDTX
American Funds 2025 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBDTX
American Funds 2025 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RADTX
American Funds 2025 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AADTX
American Funds 2030 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFMX
American Funds 2030 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCETX
American Funds 2030 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHETX
American Funds 2030 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEEX
American Funds 2030 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBETX
American Funds 2030 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAETX
American Funds 2030 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCETX
American Funds 2030 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFETX
American Funds 2030 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REETX
American Funds 2030 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDETX
American Funds 2030 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCETX
American Funds 2030 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBETX
American Funds 2030 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAETX
American Funds 2030 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAETX
American Funds 2035 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFHX
American Funds 2035 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FDFTX
American Funds 2035 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHFTX
American Funds 2035 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEFX
American Funds 2035 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBFTX
American Funds 2035 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAQTX
American Funds 2035 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCFTX
American Funds 2035 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFFTX
American Funds 2035 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REFTX
American Funds 2035 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDFTX
American Funds 2035 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCFTX
American Funds 2035 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBFTX
American Funds 2035 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAFTX
American Funds 2035 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAFTX
American Funds 2040 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFOX
American Funds 2040 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCGTX
American Funds 2040 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHGTX
American Funds 2040 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEKX
American Funds 2040 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBGTX
American Funds 2040 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAUTX
American Funds 2040 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCGTX
American Funds 2040 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFGTX
American Funds 2040 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REGTX
American Funds 2040 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDGTX
American Funds 2040 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCKTX
American Funds 2040 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBKTX
American Funds 2040 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAKTX
American Funds 2040 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAGTX
American Funds 2045 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFUX
American Funds 2045 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCHTX
American Funds 2045 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHHTX
American Funds 2045 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBHHX
American Funds 2045 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBHTX
American Funds 2045 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FATTX
American Funds 2045 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCHTX
American Funds 2045 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFHTX
American Funds 2045 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REHTX
American Funds 2045 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDHTX
American Funds 2045 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCHTX
American Funds 2045 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBHTX
American Funds 2045 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAHTX
American Funds 2045 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAHTX
American Funds 2050 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFYX
American Funds 2050 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	DITFX
American Funds 2050 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHITX
American Funds 2050 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBHEX
American Funds 2050 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBITX
American Funds 2050 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAITX
American Funds 2050 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCITX
American Funds 2050 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFITX
American Funds 2050 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REITX
American Funds 2050 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDITX
American Funds 2050 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCITX
American Funds 2050 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBITX
American Funds 2050 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAITX
American Funds 2050 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AALTX
American Funds 2055 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDFWX
American Funds 2055 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCJTX
American Funds 2055 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHJTX
American Funds 2055 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEMX
American Funds 2055 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBJTX
American Funds 2055 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAJTX
American Funds 2055 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCJTX
American Funds 2055 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFKTX
American Funds 2055 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REKTX
American Funds 2055 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDJTX
American Funds 2055 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCMTX
American Funds 2055 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBMTX
American Funds 2055 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAMTX
American Funds 2055 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAMTX
American Funds 2060 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDSSX
American Funds 2060 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCKTX
American Funds 2060 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHKTX
American Funds 2060 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCNTX
American Funds 2060 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBENX
American Funds 2060 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBNTX
American Funds 2060 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RANTX
American Funds 2060 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBKTX
American Funds 2060 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAWTX
American Funds 2060 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCKTX
American Funds 2060 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFUTX
American Funds 2060 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REMTX
American Funds 2060 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDKTX
American Funds 2060 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AANTX
American Funds 2065 Target Date Retirement Fund | Class R-2E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBEOX
American Funds 2065 Target Date Retirement Fund | Class C | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	CCLTX
American Funds 2065 Target Date Retirement Fund | Class F-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FAXTX
American Funds 2065 Target Date Retirement Fund | Class F-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FBMTX
American Funds 2065 Target Date Retirement Fund | Class F-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	FCQTX
American Funds 2065 Target Date Retirement Fund | Class R-1 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RAQTX
American Funds 2065 Target Date Retirement Fund | Class R-2 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RBOTX
American Funds 2065 Target Date Retirement Fund | Class A | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	AAOTX
American Funds 2065 Target Date Retirement Fund | Class R-3 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RCPTX
American Funds 2065 Target Date Retirement Fund | Class R-4 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RDLTX
American Funds 2065 Target Date Retirement Fund | Class R-5 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	REOTX
American Funds 2065 Target Date Retirement Fund | Class R-5E | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RHLTX
American Funds 2065 Target Date Retirement Fund | Class R-6 | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	RFVTX
American Funds 2065 Target Date Retirement Fund | Class T | American Funds Target Date Retirement Series
Prospectus:
Trading Symbol	TDTTX
American Funds Conservative Growth and Income Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CIPGX
American Funds Conservative Growth and Income Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TTPPX
American Funds Conservative Growth and Income Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TPTPX
American Funds Conservative Growth and Income Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	INPDX
American Funds Conservative Growth and Income Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGOFX
American Funds Conservative Growth and Income Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RNBEX
American Funds Conservative Growth and Income Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RINGX
American Funds Conservative Growth and Income Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RINFX
American Funds Conservative Growth and Income Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RINEX
American Funds Conservative Growth and Income Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RNCCX
American Funds Conservative Growth and Income Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RINBX
American Funds Conservative Growth and Income Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RNCAX
American Funds Conservative Growth and Income Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CIPFX
American Funds Conservative Growth and Income Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CIPEX
American Funds Conservative Growth and Income Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CIPCX
American Funds Conservative Growth and Income Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CIPAX
American Funds Conservative Growth and Income Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	INPEX
American Funds Conservative Growth and Income Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	INPFX
American Funds Conservative Growth and Income Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	INPCX
American Funds Conservative Growth and Income Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	INPAX
American Funds Global Growth Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGGGX
American Funds Global Growth Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TPGGX
American Funds Global Growth Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TGPPX
American Funds Global Growth Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PGXFX
American Funds Global Growth Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGTFX
American Funds Global Growth Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	REBGX
American Funds Global Growth Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGGGX
American Funds Global Growth Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGGFX
American Funds Global Growth Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGGEX
American Funds Global Growth Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGLCX
American Funds Global Growth Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGGBX
American Funds Global Growth Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGGAX
American Funds Global Growth Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGGFX
American Funds Global Growth Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGGEX
American Funds Global Growth Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPGCX
American Funds Global Growth Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPGAX
American Funds Global Growth Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PGWFX
American Funds Global Growth Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PGGFX
American Funds Global Growth Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GGPCX
American Funds Global Growth Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PGGAX
American Funds Growth Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGQGX
American Funds Growth Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TGGPX
American Funds Growth Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TPGTX
American Funds Growth Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GWPDX
American Funds Growth Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGSFX
American Funds Growth Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBGEX
American Funds Growth Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGWEX
American Funds Growth Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGPCX
American Funds Growth Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGWBX
American Funds Growth Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGWAX
American Funds Growth Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGPFX
American Funds Growth Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGPEX
American Funds Growth Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGPCX
American Funds Growth Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGPAX
American Funds Growth Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GWPEX
American Funds Growth Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GWPFX
American Funds Growth Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GWPCX
American Funds Growth Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GWPAX
American Funds Growth Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGWGX
American Funds Growth Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGWFX
American Funds Growth and Income Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGNGX
American Funds Growth and Income Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TGGGX
American Funds Growth and Income Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TGXIX
American Funds Growth and Income Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GAIHX
American Funds Growth and Income Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGQFX
American Funds Growth and Income Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBEGX
American Funds Growth and Income Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGNGX
American Funds Growth and Income Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGNFX
American Funds Growth and Income Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGNEX
American Funds Growth and Income Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RAICX
American Funds Growth and Income Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGNBX
American Funds Growth and Income Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGNAX
American Funds Growth and Income Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGNFX
American Funds Growth and Income Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGNEX
American Funds Growth and Income Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGNCX
American Funds Growth and Income Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CGNAX
American Funds Growth and Income Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GAIEX
American Funds Growth and Income Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GAIFX
American Funds Growth and Income Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GAITX
American Funds Growth and Income Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	GAIOX
American Funds Moderate Growth and Income Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CBAGX
American Funds Moderate Growth and Income Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TBBPX
American Funds Moderate Growth and Income Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TBPBX
American Funds Moderate Growth and Income Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	BLPDX
American Funds Moderate Growth and Income Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGPFX
American Funds Moderate Growth and Income Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBBEX
American Funds Moderate Growth and Income Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBAGX
American Funds Moderate Growth and Income Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBAFX
American Funds Moderate Growth and Income Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBAEX
American Funds Moderate Growth and Income Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBACX
American Funds Moderate Growth and Income Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBABX
American Funds Moderate Growth and Income Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RBAAX
American Funds Moderate Growth and Income Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CBAFX
American Funds Moderate Growth and Income Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CBAEX
American Funds Moderate Growth and Income Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CBPCX
American Funds Moderate Growth and Income Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CBAAX
American Funds Moderate Growth and Income Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	BLPEX
American Funds Moderate Growth and Income Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	BLPFX
American Funds Moderate Growth and Income Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	BLPCX
American Funds Moderate Growth and Income Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	BLPAX
American Funds Preservation Portfolio | Class ABLE-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPPGX
American Funds Preservation Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TPPPX
American Funds Preservation Portfolio | Class 529-T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TPAPX
American Funds Preservation Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PPFFX
American Funds Preservation Portfolio | Class R-5E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RGMFX
American Funds Preservation Portfolio | Class R-2E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPBEX
American Funds Preservation Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PPVFX
American Funds Preservation Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PPVCX
American Funds Preservation Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PPVAX
American Funds Preservation Portfolio | Class R-6 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPGX
American Funds Preservation Portfolio | Class R-5 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPFX
American Funds Preservation Portfolio | Class R-4 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPEX
American Funds Preservation Portfolio | Class R-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPCX
American Funds Preservation Portfolio | Class R-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPBX
American Funds Preservation Portfolio | Class R-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	RPPVX
American Funds Preservation Portfolio | Class 529-F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPPFX
American Funds Preservation Portfolio | Class 529-E | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPPEX
American Funds Preservation Portfolio | Class 529-C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPPCX
American Funds Preservation Portfolio | Class 529-A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	CPPAX
American Funds Preservation Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	PPEFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TATAX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TYIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TXIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TAIFX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TAICX
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TAIAX
American Funds Tax-Exempt Preservation Portfolio | Class T | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TTEPX
American Funds Tax-Exempt Preservation Portfolio | Class F-3 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TYEFX
American Funds Tax-Exempt Preservation Portfolio | Class F-2 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TXEFX
American Funds Tax-Exempt Preservation Portfolio | Class F-1 | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TEPFX
American Funds Tax-Exempt Preservation Portfolio | Class C | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TEPCX
American Funds Tax-Exempt Preservation Portfolio | Class A | AMERICAN FUNDS PORTFOLIO SERIES
Prospectus:
Trading Symbol	TEPAX
American Funds College 2021 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TAACX
American Funds College 2021 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTOFX
American Funds College 2021 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTOEX
American Funds College 2021 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTOCX
American Funds College 2021 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTOAX
American Funds College 2024 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TCAFX
American Funds College 2024 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTFFX
American Funds College 2024 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTFEX
American Funds College 2024 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTFCX
American Funds College 2024 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CFTAX
American Funds College 2027 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TAFAX
American Funds College 2027 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTSEX
American Funds College 2027 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTSCX
American Funds College 2027 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CSTAX
American Funds College 2027 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTSFX
American Funds College 2030 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TAFCX
American Funds College 2030 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTHFX
American Funds College 2030 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTHEX
American Funds College 2030 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTYCX
American Funds College 2030 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTHAX
American Funds College 2033 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TCFFX
American Funds College 2033 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTLFX
American Funds College 2033 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTLEX
American Funds College 2033 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTLCX
American Funds College 2033 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTLAX
American Funds College 2036 Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TCDTX
American Funds College 2036 Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTAFX
American Funds College 2036 Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTKEX
American Funds College 2036 Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CTDCX
American Funds College 2036 Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CCFAX
American Funds College Enrollment Fund | Class 529-T | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	TCADX
American Funds College Enrollment Fund | Class 529-F-1 | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CENFX
American Funds College Enrollment Fund | Class 529-E | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CENEX
American Funds College Enrollment Fund | Class 529-C | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CENCX
American Funds College Enrollment Fund | Class 529-A | AMERICAN FUNDS COLLEGE TARGET DATE SERIES
Prospectus:
Trading Symbol	CENAX
American Funds Retirement Income Portfolio - Conservative | Class T | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	TFACX
American Funds Retirement Income Portfolio - Conservative | Class F-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FICWX
American Funds Retirement Income Portfolio - Conservative | Class R-5E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RROPX
American Funds Retirement Income Portfolio - Conservative | Class R-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RJRPX
American Funds Retirement Income Portfolio - Conservative | Class R-2E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RGRPX
American Funds Retirement Income Portfolio - Conservative | Class R-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RDRPX
American Funds Retirement Income Portfolio - Conservative | Class R-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RARPX
American Funds Retirement Income Portfolio - Conservative | Class F-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FDFWX
American Funds Retirement Income Portfolio - Conservative | Class F-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FAFWX
American Funds Retirement Income Portfolio - Conservative | Class C | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NGCRX
American Funds Retirement Income Portfolio - Conservative | Class R-6 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RTRPX
American Funds Retirement Income Portfolio - Conservative | Class R-5 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RQRPX
American Funds Retirement Income Portfolio - Conservative | Class R-4 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RMRPX
American Funds Retirement Income Portfolio - Conservative | Class A | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NAARX
American Funds Retirement Income Portfolio - Enhanced | Class T | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	TAFEX
American Funds Retirement Income Portfolio - Enhanced | Class F-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FIEWX
American Funds Retirement Income Portfolio - Enhanced | Class R-5E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RRQPX
American Funds Retirement Income Portfolio - Enhanced | Class R-6 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RVRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-5 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RXRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-4 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RPRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RLRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-2E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RIRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RFRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RCRPX
American Funds Retirement Income Portfolio - Enhanced | Class F-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FGFWX
American Funds Retirement Income Portfolio - Enhanced | Class F-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FCFWX
American Funds Retirement Income Portfolio - Enhanced | Class C | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NDCRX
American Funds Retirement Income Portfolio - Enhanced | Class A | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NDARX
American Funds Retirement Income Portfolio - Moderate | Class T | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	TAFNX
American Funds Retirement Income Portfolio - Moderate | Class F-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FIMWX
American Funds Retirement Income Portfolio - Moderate | Class R-5E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RRPPX
American Funds Retirement Income Portfolio - Moderate | Class R-6 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RURPX
American Funds Retirement Income Portfolio - Moderate | Class R-5 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RRRPX
American Funds Retirement Income Portfolio - Moderate | Class R-4 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RNRPX
American Funds Retirement Income Portfolio - Moderate | Class R-3 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RKRPX
American Funds Retirement Income Portfolio - Moderate | Class R-2E | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RHRPX
American Funds Retirement Income Portfolio - Moderate | Class R-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RERPX
American Funds Retirement Income Portfolio - Moderate | Class R-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	RBRPX
American Funds Retirement Income Portfolio - Moderate | Class F-2 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FHFWX
American Funds Retirement Income Portfolio - Moderate | Class F-1 | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	FBFWX
American Funds Retirement Income Portfolio - Moderate | Class C | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NBCRX
American Funds Retirement Income Portfolio - Moderate | Class A | American Funds Retirement Income Portfolio Series
Prospectus:
Trading Symbol	NBARX